DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
Fair value of foreign exchange option contracts		$ 25
Fair value of foreign exchange forward contracts, net	1,699	(880)
Total derivatives designated as hedging instrument	1,699	(855)
Total derivatives not designated as hedging instrument, net	$ (75)	$ 217